Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000248869
Shareholder Report [Line Items]
Fund Name	Strategas Macro Momentum ETF
Class Name	Strategas Macro Momentum ETF
Trading Symbol	SAMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategas Macro Momentum ETF (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(855) 273-7227
Additional Information Website	https://strategasetfs.com/samm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Momentum ETF	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 15,752,475
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,752,475	28	$-	126%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference* as of June 30, 2025

Value	Value
Registered Investment Company	1.5%
Utilities	2.5%
Energy	5.8%
Communication Services	6.9%
Consumer Discretionary	7.5%
Health Care	11.1%
Financials	15.3%
Industrials	20.9%
Information Technology	24.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025

Holding Name	Percentage of Total Net Assets
EQT	5.8%
Uber Technologies	5.2%
Crowdstrike Holdings, Cl A	4.9%
Deere	4.6%
Goldman Sachs Group	4.6%
Carnival	4.3%
Take-Two Interactive Software	4.1%
International Business Machines	3.9%
Natera	3.9%
Abbott Laboratories	3.8%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	(855) 273-7227
Updated Prospectus Web Address	https://strategasetfs.com/samm
C000233882
Shareholder Report [Line Items]
Fund Name	Strategas Macro Thematic Opportunities ETF
Class Name	Strategas Macro Thematic Opportunities ETF
Trading Symbol	SAMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategas Macro Thematic Opportunities ETF (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(855) 273-7227
Additional Information Website	https://strategasetfs.com/samt
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Thematic Opportunities ETF	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
AssetsNet	$ 183,376,422
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 402,951
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$183,376,422	37	$402,951	69%

Holdings [Text Block]

 Asset/Sector WeightingsFootnote Reference* as of June 30, 2025

Value	Value
Registered Investment Company	3.8%
Exchange-Traded Funds	4.8%
Energy	5.3%
Consumer Discretionary	5.6%
Consumer Staples	6.0%
Health Care	7.0%
Communication Services	8.1%
Utilities	8.6%
Information Technology	10.8%
Financials	11.8%
Industrials	20.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025

Holding Name	Percentage of Total Net Assets
Rocket Lab	5.1%
Robinhood Markets, Cl A	4.1%
Costco Wholesale	4.0%
Sprott Physical Gold Trust	3.8%
Cencora	3.7%
Berkshire Hathaway, Cl B	3.6%
Entergy	3.5%
Quanta Services	3.3%
Meta Platforms, Cl A	2.9%
Cheniere Energy	2.9%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	(855) 273-7227
Updated Prospectus Web Address	https://strategasetfs.com/samt
C000233881
Shareholder Report [Line Items]
Fund Name	Strategas Global Policy Opportunities ETF
Class Name	Strategas Global Policy Opportunities ETF
Trading Symbol	SAGP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategas Global Policy Opportunities ETF (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(855) 273-7227
Additional Information Website	https://strategasetfs.com/sagp
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Global Policy Opportunities ETF	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
AssetsNet	$ 52,312,831
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 139,858
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$52,312,831	100	$139,858	45%

Holdings [Text Block]

Country Weightings as of June 30, 2025Footnote Reference*

Value	Value
Other Countries	3.0%
France	1.6%
Ireland	1.6%
Netherlands	1.6%
Sweden	1.6%
Luxembourg	1.7%
South Korea	2.1%
Canada	3.4%
Germany	4.7%
Switzerland	4.8%
Japan	6.2%
United Kingdom	7.8%
United States	58.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025

Holding Name	Percentage of Total Net Assets
Coinbase Global, Cl A	2.5%
HD Hyundai Electric	2.1%
Leidos Holdings	2.1%
Axon Enterprise	2.0%
Textron	2.0%
Huntington Ingalls Industries	2.0%
General Dynamics	1.9%
VeriSign	1.9%
DaVita	1.9%
First Solar	1.9%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	(855) 273-7227
Updated Prospectus Web Address	https://strategasetfs.com/sagp